Summary of Significant Accounting Policies and Critical Accounting Estimates (Policy)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Adoption of New Accounting Standards and New Accounting Standards Not Yet Adopted
Adoption of New Accounting Standards
The following new FASB Accounting Standards Updates (ASU) were effective for the year ended December 31, 2016.
ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis modifies current guidance on consolidation under the variable interest model and the voting model. ASU 2015-02 became effective for us in the first quarter of 2016. The adoption did not have an impact on our consolidated financial statements.
ASU 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. ASU 2015-03 does not address presentation or subsequent measurement of debt issuance costs related to line-of-credit arrangements. The FASB issued Accounting Standards Update No. 2015-15, Interest - Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements - Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting. This ASU adds SEC paragraphs pursuant to the SEC Staff Announcement at the June 18, 2015 Emerging Issues Task Force meeting about the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements. Given the absence of authoritative guidance within ASU 2015-03 for debt issuance costs related to line-of-credit arrangements, the SEC staff indicated that it would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. ASU 2015-03 became effective for us beginning in the first quarter of 2016 and was applied on a retrospective basis wherein the balance sheet of each period presented is adjusted to reflect the period-specific effects of applying the new guidance. As of December 31, 2015, the effect of the change in balance sheet presentation was a reduction in prepaid expenses and other current assets of $0.2 million and a reduction in other long-term assets of $10.3 million. These amounts are then presented net against the long-term debt liability.
ASU 2015-05, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement provides guidance to help entities determine whether a cloud computing arrangement contains a software license that should be accounted for as internal-use software or as a service contract. ASU 2015-05 became effective for our financial statements beginning in the first quarter of 2016 and did not have a material impact on our consolidated financial statements.
ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments simplifies the accounting for adjustments made to provisional amounts recognized in a business combination, the amendments eliminate the requirement to retrospectively account for those adjustments. The amendments require that an acquirer recognizes adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The amendments require that the acquirer records, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. The amendments became effective for our financial statements beginning in the first quarter of 2016 and did not have a material impact on our consolidated financial statements.
ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, changes how deferred taxes are classified on organizations’ balance sheets. The ASU eliminates the requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. We elected to adopt the amendments in the first quarter of 2016 prospectively in advance of the timeline in which we were required to adopt the amendments and accordingly the prior period has not been retrospectively adjusted. The adoption did not have a material impact on our consolidated financial statements.
New Accounting Standards Not Yet Adopted
The following new FASB Accounting Standards Updates, which are not yet adopted, have been grouped by their required effective dates:
First Quarter of 2017
ASU 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory requires in scope inventory, including inventory measured using first-in, first out (FIFO) or average cost, to be measured at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. ASU 2015-11 became effective for us beginning January 1, 2017 and did not have a material impact on our consolidated financial statements.
ASU 2016-07, Investments - Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting eliminates the requirement to retroactively adopt the equity method of accounting when an investment qualifies for use of the equity method as a result of an increase in the level of ownership or degree of influence. The new guidance became effective for us beginning on January 1, 2017 with no impact on our consolidated financial statements.
ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting is intended to simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The new guidance became effective for us beginning January 1, 2017. The impact of the adoption of ASU 2016-09 is limited to the recording of any windfall or shortfall benefit directly to the tax provision and the reclassification of certain items in our statement of cash flows, which we intend to adopt prospectively. We will continue estimating stock-based compensation award forfeitures in determining the amount of compensation cost to be recognized each period. We expect an increase to our cash flows from operating activities and a decrease to cash flows from financing activities. Following adoption, we expect volatility in our effective tax rate as any windfall or shortfall tax benefits related to our share-based compensation will be recorded directly into our results of operations.
First Quarter of 2018
ASU 2014-09, Revenue from Contracts with Customers (Topic 606) affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). In August 2015, the FASB issued Accounting Standards Update No. 2015-14 (ASU 2015-14), Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date which defers the effective date of ASU 2014-09 to interim and annual reporting periods beginning after December 15, 2017. The FASB has continued to issue accounting standards updates to clarify and provide implementation guidance related to Revenue from Contracts with Customers, including ASU 2016-08 Revenue from Contract with Customers: Principal versus Agent Considerations, ASU 2016-10 Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing, and ASU 2016-12 Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients. An entity should apply the amendments either retrospectively to each prior reporting period presented and the entity may elect certain practical expedients (the full retrospective method of adoption); or, retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application (the modified retrospective method of adoption). We have not experienced significant issues in our implementation process and based on the analysis to date, we currently do not expect the adoption to have a material impact on our existing revenue accounting policies or on the recognition of revenue from product sales. However, we continue to evaluate the impact the guidance may have in connection with collaboration and license agreements and other revenue sources. We anticipate adopting this standard on its effective date, January 1, 2018. We have not yet determined the method of adoption, but assuming the impact is not material, we expect to adopt the new standard using the modified retrospective method with an adjustment to beginning retained earnings for the cumulative effect of the change.
ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities will impact certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The new guidance makes targeted improvements to existing U.S. GAAP by:

•
requiring equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income;

•	requiring public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes;

•
requiring separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements;

•	eliminating the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities;

•
eliminating the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; and

•
requiring a reporting organization to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (also referred to as “own credit”) when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

The amendments will become effective for our financial statements beginning in the first quarter of 2018. The implementation of the amendments is expected to increase the volatility of net income; however the extent of any volatility will be dependent upon the significance of the equity investments at the time of adoption. As of December 31, 2016, we had a net unrealized $0.2 million loss, net of tax, from equity investments recorded in equity. Following the adoption of this standard, such gains or losses will be recognized in net income.
ASU No. 2016-15, Statement of Cash Flows (Topic 320): Classification of Certain Cash Receipts and Cash Payments (a consensus of the FASB Emerging Issues Task Force), addresses eight classification issues related to the statement of cash flows:

•	debt prepayment or debt extinguishment costs;

•	settlement of zero-coupon bonds;

•	contingent consideration payments made after a business combination;

•	proceeds from the settlement of insurance claims;

•	proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies;

•	distributions received from equity method investees;

•	beneficial interests in securitization transactions; and

•	separately identifiable cash flows and application of the predominance principle.
ASU 2016-15 will become effective for us for annual and interim periods in fiscal years beginning after December 15, 2017. Early adoption is permitted, including adoption in an interim period. We will be required to apply this ASU using a retrospective transition method to each period presented other than for issues where application would be impracticable in which case we will be permitted to apply the amendments for those issues prospectively as of the earliest date practicable. The new guidance will become effective for us on January 1, 2018. We are currently evaluating the potential impact of ASU 2016-15 on our consolidated financial statements.
ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, aims to improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. This amendment requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The amendments in this update should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. This update is effective for annual periods beginning after December 15, 2017, and interim periods within those fiscal years with early adoption permitted, including adoption in an interim period. We are currently evaluating the impact the adoption of this new standard will have on our financial position and results of operations.
ASU 2016-18, Statement of Cash Flows (Topic 320): Restricted Cash, requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. The amendments in this update should be applied using a retrospective transition method to each period presented. This update is effective for annual periods beginning after December 15, 2017, and interim periods within those fiscal years with early adoption permitted, including adoption in an interim period. We are currently evaluating the impact the adoption of this new standard will have on our financial position and results of operations.
ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, clarifies and provides a more robust framework to use in determining when a set of assets and activities is a business. The amendments in this update should be applied prospectively on or after the effective date. This update is effective for annual periods beginning after December 15, 2017, and interim periods within those periods. Early adoption is permitted for acquisition or deconsolidation transactions occurring before the issuance date or effective date and only when the transactions have not been reported in issued or made available for issuance financial statements. We are currently evaluating the impact the adoption of this new standard will have on our financial position and results of operations.
First Quarter of 2019
ASU 2016-02, Leases (Topic 842) aims to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 will become effective for us beginning in the first quarter of 2019 and requires modified retrospective application for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. We do not plan to early adopt this standard and we anticipate that the adoption of this standard will require changes to our systems and processes. We expect this standard to increase total assets and total liabilities, however, we are currently evaluating the potential size of the impact that ASU 2016-02 may have on our consolidated financial statements.
First Quarter of 2020
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. provides financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in ASU 2016-13 replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The new guidance will become effective for us beginning on January 1, 2020. We are currently evaluating the potential impact ASU 2016-13 may have on our consolidated financial statements.
ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, removes Step 2 of the goodwill impairment test. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. ASU 2017-04 is effective for us for annual periods beginning January 1, 2020 and early adoption is permitted. The new guidance is required to be applied on a prospective basis. We are currently evaluating the impact the adoption of this new standard will have on our financial position and results of operations.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of QIAGEN N.V. and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. Investments in either common stock or in-substance common stock of companies where we exercise significant influence over the operations but do not have control, and where we are not the primary beneficiary, are accounted for using the equity method. All other investments are accounted for under the cost method. When there is a portion of equity in an acquired subsidiary not attributable, directly or indirectly, to the Company, we record the fair value of the noncontrolling interests at the acquisition date and classify the amounts attributable to noncontrolling interests separately in equity in the consolidated financial statements. Any subsequent changes in the Company's ownership interest while the Company retains its controlling financial interest in its subsidiary are accounted for as equity transactions.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingencies at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentrations of Risk
Concentrations of Risk
We buy materials for products from many suppliers, and are not dependent on any one supplier or group of suppliers for the business as a whole. However, key components of certain products, including certain instrumentation components and chemicals, are available only from a single source. If supplies from these vendors were delayed or interrupted for any reason, we may not be able to obtain these materials timely or in sufficient quantities in order to produce certain products and sales levels could be negatively affected. Additionally, our customers include researchers at pharmaceutical and biotechnology companies, academic institutions, and government and private laboratories. Fluctuations in the research and development budgets of these researchers and their organizations for applications in which our products are used could have a significant effect on the demand for our products.
The financial instruments used in managing our foreign currency, equity and interest rate exposures have an element of risk in that the counterparties may be unable to meet the terms of the agreements. We attempt to minimize this risk by limiting the counterparties to a diverse group of highly-rated international financial institutions. The carrying values of our financial instruments incorporate the non-performance risk by using market pricing for credit risk. However, we have no reason to believe that any counterparties will default on their obligations and therefore do not expect to record any losses as a result of counterparty default. In order to minimize our exposure with any single counterparty, we have entered into master agreements which allow us to manage the exposure with the respective counterparty on a net basis.
Other financial instruments that potentially subject us to concentrations of credit risk are cash and cash equivalents, short-term investments, and accounts receivable. We attempt to minimize the risks related to cash and cash equivalents and short-term investments by dealing with highly-rated financial institutions and investing in a broad and diverse range of financial instruments. We have established guidelines related to credit quality and maturities of investments intended to maintain safety and liquidity. Concentration of credit risk with respect to accounts receivable is limited due to a large and diverse customer base, which is dispersed over different geographic areas. Allowances are maintained for potential credit losses and such losses have historically been within expected ranges.

Foreign Currency Translation
Foreign Currency Translation
Our reporting currency is the U.S. dollar and our subsidiaries’ functional currencies are generally the local currency of the respective countries in which they are headquartered. All amounts in the financial statements of entities whose functional currency is not the U.S. dollar are translated into U.S. dollar equivalents at exchange rates as follows: (1) assets and liabilities at period-end rates, (2) income statement accounts at average exchange rates for the period, and (3) components of equity at historical rates. Translation gains or losses are recorded in equity, and transaction gains and losses are reflected in net income as a component of other expense, net. Realized gains or losses on the value of derivative contracts entered into to hedge the exchange rate exposure of receivables and payables are also included in net income as a component of other expense, net.

Segment Information
Segment Information
We determined that we operate as one operating segment in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 280, Segment Reporting. Our chief operating decision maker (CODM) makes decisions based on the Company as a whole. In addition, we have a common basis of organization and types of products and services which derive revenues and consistent product margins. Accordingly, we operate and make decisions as one reporting unit.

Revenue Recognition
Revenue Recognition
Our revenues are reported net of sales and value added taxes, discounts and sales allowances, and are derived primarily from the sale of consumable and instrumentation products, and to a much lesser extent, from the sale of services, intellectual property and technology. We recognize revenue when four basic criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured.
Consumable and Related Products: In the last three years, revenue from consumable product sales has accounted for approximately 79%-80% of our net sales and is generally recognized upon transfer of title consistent with the shipping terms. We maintain a small amount, on average less than $2.0 million in total, of consignment inventory at certain customer locations. Revenues for the consumable products which are consigned in this manner are recognized upon consumption. We generally allow returns of consumable products if the product is returned in a timely manner and in good condition. Allowances for returns are provided for based upon the historical pattern of returns and management’s evaluation of specific factors that impact the risk of returns.
Revenues from related products include software-as-a-service (SaaS), license fees, intellectual property and patent sales, royalties and milestone payments and over the last three years has accounted for approximately 7%-8% of our net sales. Revenue from SaaS arrangements has increased following our 2013 acquisition of Ingenuity, and is recognized ratably over the duration of the agreement unless the terms of the agreement indicate that revenue should be recognized in a different pattern, for example based on usage. License fees from research collaborations include payments for technology transfer and access rights. Non-refundable, up-front payments received in connection with collaborative research and development agreements are generally deferred and recognized on a straight-line basis over the contract period during which there is any continuing obligation. Revenue from intellectual property and patent sales is recognized when earned, either at the time of sale, or over the contract period when licensed. Payments for milestones, generally based on the achievement of substantive and at-risk performance criteria, are recognized in full at such time as the specified milestone has been achieved according to the terms of the agreement. Royalties from licensees are based on reported sales of licensed products and revenues are calculated based on contract terms when reported sales are reliably measurable, fees are fixed or determinable and collectability is reasonably assured.
Instrumentation: Revenue from instrumentation includes the instrumentation equipment, installation, training and other instrumentation services, such as extended warranty services or product maintenance contracts and over the last three years has accounted for approximately 12%-13% of net sales. Revenue from instrumentation equipment is recognized when title passes to the customer, upon either shipment or written customer acceptance after satisfying any installation and training requirements.
We offer our customers access to our instrumentation via reagent rental agreements which place instrumentation with customers without requiring them to purchase the equipment. Instead, we recover the cost of providing the instrumentation in the amount charged for consumable products. The instruments placed with customers under a reagent rental agreement are depreciated and charged to cost of sales on a straight-line basis over the estimated life of the instrument, typically 3 to 5 years. The costs to maintain these instruments in the field are charged to cost of sales as incurred. Revenue from these reagent rental agreements is allocated to the elements within the arrangement (the lease, the sale of consumables and/or services) in accordance with ASC 605-25, Revenue Recognition—Multiple-Element Arrangements and recognized for each unit of accounting as appropriate.
We have contracts with multiple elements which include instrumentation equipment, either leased under a reagent rental agreement or sold directly, together with other elements such as installation, training, extended warranty services or product maintenance contracts or consumable products. These contracts are accounted for under ASC 605-25, Revenue Recognition—Multiple-Element Arrangements. Multiple-element arrangements are assessed to determine whether there is more than one unit of accounting. In order for a deliverable to qualify as a separate unit of accounting, both of the following criteria must be met:

•	The delivered items have value to the client on a stand-alone basis;

•
If the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item or items is considered probable and substantially in the control of the Company.

Arrangement consideration is allocated at the inception of the arrangement to all deliverables on the basis of their relative selling price. When applying the relative selling price method, the selling price for each deliverable is determined using (a) vendor-specific objective evidence (VSOE) of selling price, if it exists; or otherwise (b) third-party evidence of selling price. If neither VSOE nor third-party evidence of selling price exists for a deliverable, then the best estimated selling price for the deliverable is used. The arrangement consideration is allocated to the separate units of accounting based on each unit’s relative fair value. If these criteria are not met, deliverables included in an arrangement are accounted for as a single unit of accounting and revenues and costs are deferred until the period or periods in which the final deliverable is provided.
We have evaluated the deliverables in our multiple-element arrangements and concluded that they are separate units of accounting because the delivered item or items have value to the customer on a standalone basis and for an arrangement that includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially in our control. Revenues from installation and training are recognized as services are completed, based on VSOE, which is determined by reference to the price customers pay when the services are sold separately. Revenues from extended warranty services or product maintenance contracts are recognized on a straight-line basis over the term of the contract, typically one year. VSOE of fair value of extended warranty services or product maintenance is determined based on the price charged for the maintenance and support when sold separately. Revenues from the instrumentation equipment and consumable products are recognized when the products are delivered and there are no further performance obligations. VSOE of fair value of instrumentation equipment and consumable products is determined based on the price charged for the instrument and consumables when sold separately. Certain of our reagent rental arrangements include termination provisions for breach of contract. However, these termination provisions would not impact recognized revenues. Our other arrangements do not include any provisions for cancellation or refunds.

Warranty
Warranty
We provide warranties on our products against defects in materials and workmanship for a period of one year. A provision for estimated future warranty costs is recorded in cost of sales at the time product revenue is recognized. Product warranty obligations are included in accrued and other current liabilities in the accompanying consolidated balance sheets.

Research and Development
Research and Development
Research and product development costs are expensed as incurred. Research and development expenses consist primarily of salaries and related expenses, facility costs and amounts paid to contract research organizations, and laboratories for the provision of services and materials as well as costs for internal use or clinical trials.

Government Grants
Government Grants
We recognize government grants when there is reasonable assurance that all conditions will be complied with and the grant will be received. Our government grants generally represent subsidies for specified activities and are therefore recognized when earned as a reduction of the expenses recorded for the activity that the grants are intended to compensate. Thus, when the grant relates to research and development expense, the grant is recognized over the same period that the related costs are incurred. Otherwise, amounts received under government grants are recorded as liabilities in the balance sheet. When the grant relates to an asset, the nominal amount of the grant is deducted from the carrying amount of the asset and recognized over the same period that the related asset is depreciated.

Borrowing Costs
Borrowing Costs
Borrowing costs directly attributable to the acquisition, construction or production of an asset that takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the respective assets (qualifying asset) when such borrowing costs are significant. All other borrowing costs are expensed in the period they occur.

Shipping and Handling Income and Costs
Shipping and Handling Income and Costs
Shipping and handling costs charged to customers are recorded as revenue in the period that the related product sale revenue is recorded. Associated costs of shipping and handling are included in sales and marketing expenses.

Advertising Costs	Advertising Costs The costs of advertising are expensed as incurred and are included as a component of sales and marketing expense.
General and Administrative, Restructuring, Integration and Other
General and Administrative, Integration and Other
General and administrative expenses primarily represent the costs required to support administrative infrastructure. In addition, we incur indirect acquisition and business integration costs in connection with business combinations. These costs represent incremental costs that we believe would not have been incurred absent the business combinations. Major components of these costs include payroll and related costs for employees remaining with the Company on a transitional basis; public relations, advertising and media costs for re-branding of the combined organization; and, consulting and related fees incurred to integrate or restructure the acquired operations.
Restructuring
Restructuring costs include personnel costs (principally termination benefits), facility closure and contract termination costs. Termination benefits are accounted for in accordance with FASB ASC Topic 712, Compensation - Nonretirement Postemployment Benefits, and are recorded when it is probable that employees will be entitled to benefits and the amounts can be reasonably estimated. Estimates of termination benefits are based on the frequency of past termination benefits, the similarity of benefits under the current plan and prior plans, and the existence of statutory required minimum benefits. Facility closure, some termination benefits and other costs are accounted for in accordance with FASB ASC Topic 420, Exit or Disposal Cost Obligations and are recorded when the liability is incurred. The specific restructuring measures and associated estimated costs are based on management's best business judgment under the existing circumstances at the time the estimates are made. If future events require changes to these estimates, such adjustments will be reflected in the period of the revised estimate.

Income Taxes
Income Taxes
We account for income taxes under the liability method. Under this method, total income tax expense is the amount of income taxes expected to be payable for the current year plus the change from the beginning of the year for deferred income tax assets and liabilities established for the expected further tax consequences resulting from differences in the financial reporting and tax basis of assets and liabilities. Deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. Deferred tax assets are reduced by a valuation allowance to the amount more likely than not to be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.
Tax benefits are initially recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the taxing authority using the cumulative probability method, assuming the tax authority has full knowledge of the position and all relevant facts. Our policy is to recognize interest accrued related to unrecognized tax benefits in interest expense and penalties within the income tax expense.

Derivative Instruments
Derivative Instruments
We enter into derivative financial instrument contracts to minimize the variability of cash flows or income statement impact associated with the anticipated transactions being hedged or to hedge fluctuating interest rates. As changes in foreign currency or interest rate impact the value of anticipated transactions, the fair value of the forward or swap contracts also changes, offsetting foreign currency or interest rate fluctuations. Derivative instruments are recorded on the balance sheet at fair value. Changes in fair value of derivatives are recorded in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction.

Share-Based Payments
Share-Based Payments
Compensation cost for all share-based payments is recorded based on the grant date fair value, less an estimate for pre-vesting forfeitures, recognized in expense over the service period. As discussed in Note 20 Share-Based Compensation, in 2016 we made a change in accounting principle to move from a straight-line attribution method for expense recognition to an accelerated attribution method.
Stock Options: We utilize the Black-Scholes-Merton valuation model for estimating the fair value of our stock options granted. Option valuation models, including Black-Scholes-Merton, require the input of highly subjective assumptions, and changes in the assumptions used can materially affect the grant date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility, expected life of the award and forfeiture rate. We have not granted stock options since 2013.
Restricted Stock Units and Performance Stock Units: Restricted stock units and performance stock units represent rights to receive Common Shares at a future date. The fair market value of restricted and performance stock units is determined based on the number of stock units granted and the fair market value of our shares on the grant date. The fair market value at the time of the grant, less an estimate for pre-vesting forfeitures, is recognized in expense over the vesting period. At each reporting period, the estimated performance achievement of the performance stock units is assessed and any change in the estimated achievement is recorded on a cumulative basis in the period of adjustment.
Forfeiture Rate—This is the estimated percentage of grants that are expected to be forfeited or cancelled on an annual basis before becoming fully vested. We estimated the forfeiture rate based on historical forfeiture experience.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on deposit in banks and other cash invested temporarily in various instruments that are short-term and highly liquid, and having an original maturity of less than 90 days at the date of purchase.

Short Term Investments
Short-Term Investments
Short-term investments are classified as “available for sale” and stated at fair value in the accompanying balance sheet. Interest income is accrued when earned and changes in fair market values are reflected as unrealized gains and losses, calculated on the specific identification method, as a component of accumulated other comprehensive income (loss) in equity. The amortization of premiums and accretion of discounts to maturity arising from acquisition is included in interest income. A decline in fair value that is judged to be other-than-temporary is accounted for as a realized loss and the write-down is included in the consolidated statements of income. Realized gains and losses, determined on a specific identification basis, on the sale of short-term investments are included in income.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The carrying amount of cash and cash equivalents, notes receivable, accounts receivable, accounts payable and accrued liabilities approximate their fair values because of the short maturities of those instruments. The carrying value of our variable rate debt and capital leases approximates their fair values because of the short maturities and/or interest rates which are comparable to those available to us on similar terms. The fair values of the Cash Convertible Notes are based on an estimation using available over-the-counter market information. The fair values of the Private Placement Senior Notes further described in Note 15 were estimated using the changes in the U.S. Treasury rates.

Accounts Receivable
Accounts Receivable
Our accounts receivable are unsecured and we are at risk to the extent such amounts become uncollectible. We continually monitor accounts receivable balances, and provide for an allowance for doubtful accounts at the time collection becomes questionable based on payment history or age of the receivable. Amounts determined to be uncollectible are written off against the reserve.

Inventories	Inventories Inventories are stated at the lower of cost, determined on a first-in, first-out basis, or market and include material, capitalized labor and overhead costs.
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment, including equipment acquired under capital lease obligations, are stated at cost less accumulated amortization. Capitalized internal-use software costs include only those direct costs associated with the actual development or acquisition of computer software for internal use, including costs associated with the design, coding, installation and testing of the system. Costs associated with preliminary development, such as the evaluation and selection of alternatives, as well as training, maintenance and support are expensed as incurred. Costs for software to be sold, leased or otherwise marketed that are related to the conceptual formulation and design are expensed as incurred. Costs incurred to produce the product after technological feasibility is established are capitalized and amortized in accordance with the accounting standards for the costs of software to be sold, leased, or otherwise marketed. All other depreciation is computed using the straight-line method over the estimated useful lives of the assets (3 to 40 years). Amortization of leasehold improvements is computed on a straight-line basis over the lesser of the remaining life of the lease or the estimated useful life of the improvement asset. We have a policy of capitalizing expenditures that materially increase assets’ useful lives and charging ordinary maintenance and repairs to operations as incurred. When property or equipment is disposed of, the cost and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is included in earnings.

Acquired Intangibles and Goodwill
Acquired Intangibles and Goodwill
Acquired intangibles with alternative future uses are carried at cost less accumulated amortization and consist of licenses to technology held by third parties and other acquired intangible assets. Amortization is computed over the estimated useful life of the underlying patents, which has historically ranged from one to twenty years. Purchased intangible assets acquired in business combinations, other than goodwill, are amortized over their estimated useful lives unless these lives are determined to be indefinite. Intangibles are assessed for recoverability considering the contract life and the period of time over which the intangible will contribute to future cash flow. The unamortized cost of intangible assets, where cash flows are independent and identifiable from other assets, is evaluated periodically and adjusted, if necessary, if events and circumstances indicate that a decline in value below the carrying amount has occurred. In 2016, we recorded intangible asset impairments of $21.4 million related to the restructuring as discussed in Note 6. For the years ended December 31, 2015 and 2014, we recorded intangible asset impairments of $0.2 million and $8.7 million, respectively. Intangible asset impairments recorded during the year ended December 31, 2014 are further discussed in Note 6 Restructuring.
Amortization expense related to developed technology and patent and license rights which have been acquired in a business combination is included in cost of sales. Amortization of trademarks, customer base and non-compete agreements which have been acquired in a business combination is recorded in operating expense under the caption 'acquisition-related intangible amortization'. Amortization expenses of intangible assets not acquired in a business combination are recorded within either the cost of sales, research and development or sales and marketing line items based on the use of the asset.
Goodwill represents the difference between the purchase price and the estimated fair value of the net assets acquired arising from business combinations. Goodwill is subject to impairment tests annually or earlier if indicators of potential impairment exist, using a fair-value-based approach. We have elected to perform our annual test for indications of impairment as of October 1st of each year. Following the annual impairment tests for the years ended December 31, 2016, 2015 and 2014, goodwill has not been impaired.

Investments
Investments
We have investments in non-marketable securities issued by privately held companies. These investments are included in other long-term assets in the accompanying consolidated balance sheets and are accounted for using the equity or cost method of accounting.
Investments are evaluated periodically, or when impairment indicators are noted, to determine if declines in value are other-than-temporary. In making that determination, we consider all available evidence relating to the realizable value of a security. This evidence includes, but is not limited to, the following:

•	adverse financial conditions of a specific issuer, segment, industry, region or other variables;

•	the length of time and the extent to which the fair value has been less than cost; and

•	the financial condition and near-term prospects of the issuer.
We consider whether the fair values of any of our cost or equity method investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If any such decline is considered to be other than temporary (based on various factors, including historical financial results, product development activities and the overall health of the affiliate’s industry), then a write-down of the investment would be recorded in operating expense to its estimated fair value.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or a group of assets may not be recoverable. We consider, amongst other indicators, a history of operating losses or a change in expected sales levels to be indicators of potential impairment. Assets are grouped and evaluated for impairment at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. If an asset is determined to be impaired, the loss is measured as the amount by which the carrying amount of the asset exceeds fair value which is determined by applicable market prices, when available. When market prices are not available, we generally measure fair value by discounting projected future cash flows of the asset. Considerable judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could differ from such estimates.